N-2	Jun. 07, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001377936
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Saratoga Investment Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Stockholder transaction expenses (as a percentage of offering price): Sales load paid 1.50%(1)Offering expenses borne by us 0.30%(2)Dividend reinvestment plan expenses None(3) Total stockholder transaction expenses paid -%
Sales Load [Percent]	1.50%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.30%	[3]
Other Transaction Expenses [Percent]
Annual Expenses [Table Text Block]	Annual estimated expenses (as a percentage of average net assets attributable to common stock for the year ended February 28, 2023): Management fees 4.7%(4)Incentive fees payable under the Management Agreement 1.4%(5)Interest payments on borrowed funds 9.5%(6)Other expenses 2.9%(7)Total annual expenses 18.5%(8)
Management Fees [Percent]	4.70%	[4]
Interest Expenses on Borrowings [Percent]	9.50%	[5]
Incentive Fees [Percent]	1.40%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.90%	[7]
Total Annual Expenses [Percent]	18.50%	[8]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical $1,000 investment in our common stock, assuming an asset coverage ratio of 165.9% (the Company’s actual asset coverage as of February 28, 2023) and total annual expenses of 18.52% of net assets attributable to common stock as set forth in the fees and expenses table above, and (x) a 5.0% annual return resulting entirely from net realized capital gains (none of which is subject to the incentive fee) and (y) a 5.0% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains). Transaction expenses are included in the following example. This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including cost of debt, if any, and other expenses) may be greater or less than those shown.

	1 Year	3 Years	5 Years	10 Years
Assuming a 5% annual return resulting entirely from net realized capital gains (none of which is subject to the capital gains incentive fee)(1)	$190	$598	$1,049	$2,388
Assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains)(2)	$200	$630	$1,104	$2,513

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.

(2)	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Expense Example, Year 01	$ 190	[9]
Expense Example, Years 1 to 3	598	[9]
Expense Example, Years 1 to 5	1,049	[9]
Expense Example, Years 1 to 10	$ 2,388	[9]
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” “us” or “Saratoga Investment Corp.,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Saratoga Investment Corp.

Basis of Transaction Fees, Note [Text Block]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”
Other Expenses, Note [Text Block]	“Other expenses” are based on estimated amounts for the current fiscal year and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement” in the accompanying prospectus.
Acquired Fund Fees and Expenses, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” “us” or “Saratoga Investment Corp.,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in Saratoga Investment Corp.

Stockholder transaction expenses (as a percentage of offering price):
Sales load paid	1.50	%(1)
Offering expenses borne by us	0.30	%(2)
Dividend reinvestment plan expenses	None	(3)

Total stockholder transaction expenses paid	-%
Annual estimated expenses (as a percentage of average net assets attributable to common stock for the year ended February 28, 2023):
Management fees	4.7	%(4)
Incentive fees payable under the Management Agreement	1.4	%(5)
Interest payments on borrowed funds	9.5	%(6)
Other expenses	2.9	%(7)
Total annual expenses	18.5	%(8)

(1)	Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The offering expenses of this offering are estimated to be approximately $500,000, of which we have incurred an estimated $350,000 as of June 5, 2023.

(3)	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”

(4)	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Management and Other Agreements” in the accompanying prospectus. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.

(5)	The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).

The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date. See “Management and Other Agreements” in the accompanying prospectus.

(6)	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 9.5% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the Encina Credit Facility. The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of our Credit Facility, SBA debentures and our 7.00% notes due 2025, our 7.75% notes due 2025, our 4.375% notes due 2026, our 4.35% notes due 2027, our 6.00% notes due 2027, our 6.25% notes due 2027, our 8.00% notes due 2027 (the “8.00% 2027 Notes”), and our 8.125% notes due 2027 (the “8.125% 2027 Notes”), and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. On April 16, 2018, our board of directors, including a majority of our independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business — Business Development Company Regulations” in Part I, Item 1 and “Risk Factors — Risks Related to Our Business and Structure — Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part 1, Item 1A of our most recent Annual Report on Form 10-K incorporated herein by reference.

(7)	“Other expenses” are based on estimated amounts for the current fiscal year and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement” in the accompanying prospectus.

(8)	This figure includes all of the fees and expenses of our wholly owned subsidiaries, the SBIC Subsidiaries and Saratoga Investment Funding II LLC, except SLF JV. As SLF JV is structured as a private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We are a specialty finance company that invests primarily in senior and unitranche leveraged loans and mezzanine debt issued by private U.S. middle-market companies, both through direct lending and through participation in loan syndicates, and, to a lesser extent, equity issued by private U.S. middle-market companies. Our investment objective is to create attractive risk-adjusted returns by generating current income and, to a lesser extent, capital appreciation from our investments.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our common stock involves a number of significant risks. In addition to the other information contained in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference, you should carefully consider the risk factor set forth below, the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recently filed Annual Report on Form 10-K, as well as subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, before making an investment in common stock. In addition to the other information contained in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference, you should carefully consider the risk factors set forth below, the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, before making an investment in the Company’s common stock. If any of the risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the trading price of our securities could decline and you may lose all or part of your investment. Please also read carefully the section titled “Note about Forward-Looking Statements” in this prospectus supplement and the section titled “Special Note Regarding Forward-Looking Statements” in the accompanying prospectus.

Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.

Rights of holders of our common stock are subordinated to the rights of holders of our indebtedness and to the rights of holders of our preferred stock. Therefore, dividends, distributions and other payments to holders of our common stock in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness or our preferred stock. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of our equity securities.

subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our common stock is subject to a risk of subordination relative to holders of our debt instruments and holders of our preferred stock.

Rights of holders of our common stock are subordinated to the rights of holders of our indebtedness and to the rights of holders of our preferred stock. Therefore, dividends, distributions and other payments to holders of our common stock in liquidation or otherwise may be subject to prior payments due to the holders of our indebtedness or our preferred stock. In addition, under some circumstances the 1940 Act may provide debt holders with voting rights that are superior to the voting rights of holders of our equity securities.

Scenario, Plan [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 200	[10]
Expense Example, Years 1 to 3	630	[10]
Expense Example, Years 1 to 5	1,104	[10]
Expense Example, Years 1 to 10	$ 2,513	[10]

[1]
(1)	Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

[2]	The expenses associated with the administration of our dividend reinvestment plan are included in “Other expenses.” The participants in the dividend reinvestment plan will pay a pro rata share of brokerage commissions incurred with respect to open market purchases, if any, made by the administrator under the plan. For more details about the plan, see “Dividend Reinvestment Plan.”
[3]	The offering expenses of this offering are estimated to be approximately $500,000, of which we have incurred an estimated $350,000 as of June 5, 2023.
[4]	Our base management fee under the Management Agreement with Saratoga Investment Advisors is based on our gross assets, which is defined as our total assets, including those acquired using borrowings for investment purposes, but excluding cash and cash equivalents. See “Management and Other Agreements” in the accompanying prospectus. The fact that our base management fee is payable based upon our gross assets, rather than our net assets (i.e., total assets after deduction of any liabilities, including borrowings) means that our base management fee as a percentage of net assets attributable to common stock will increase when we utilize leverage.
[5]	We may borrow funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. The 9.5% figure in the table includes all expected borrowing costs that we expect to incur over the next twelve months in connection with the Encina Credit Facility. The costs associated with our outstanding borrowings are indirectly borne by our stockholders. We do not expect to issue any preferred stock during the next twelve months and, therefore, have not included the cost of issuing and servicing preferred stock in the table. In addition, all of the commitment fees, interest expense, amortized financing costs of our Credit Facility, SBA debentures and our 7.00% notes due 2025, our 7.75% notes due 2025, our 4.375% notes due 2026, our 4.35% notes due 2027, our 6.00% notes due 2027, our 6.25% notes due 2027, our 8.00% notes due 2027 (the “8.00% 2027 Notes”), and our 8.125% notes due 2027 (the “8.125% 2027 Notes”), and the fees and expenses of issuing and servicing any other borrowings or leverage that we expect to incur during the next twelve months are included in the table and expense example presentation below. On April 16, 2018, our board of directors, including a majority of our independent directors, approved the Company becoming subject to a minimum asset coverage ratio of 150%. The 150% asset coverage ratio became effective on April 16, 2019. See “Business — Business Development Company Regulations” in Part I, Item 1 and “Risk Factors — Risks Related to Our Business and Structure — Effective April 16, 2019, our asset coverage requirement was reduced from 200% to 150%, which could increase the risk of investing in the Company” in Part 1, Item 1A of our most recent Annual Report on Form 10-K incorporated herein by reference.
[6]	The incentive fee consists of two parts. The first part is calculated and payable quarterly in arrears and equals 20% of our “pre-incentive fee net investment income” for the immediately preceding quarter, subject to a preferred return, or “hurdle,” and a “catch up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income (including any other fees, such as commitment, origination, structuring, diligence, managerial and consulting fees or other fees that we receive from portfolio companies) accrued by us during the fiscal quarter, minus our operating expenses for the quarter (including the base management fee, expenses payable under the administration agreement described below, and any interest expense and dividends paid on any issued and outstanding preferred stock, but excluding the incentive fee).The second part of the incentive fee is determined and payable in arrears as of the end of each fiscal year (or upon termination of the Management Agreement) and equals 20% of our “incentive fee capital gains,” which equals our realized capital gains on a cumulative basis from May 31, 2010 through the end of the year, if any, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fee. Under the Management Agreement, the capital gains portion of the incentive fee is based on realized gains and realized and unrealized losses from May 31, 2010. Therefore, realized and unrealized losses incurred prior to such time will not be taken into account when calculating the capital gains portion of the incentive fee, and Saratoga Investment Advisors will be entitled to 20% of incentive fee capital gains that arise after May 31, 2010. In addition, the cost basis for computing realized gains and losses on investments held by us as of May 31, 2010 will equal the fair value of such investments as of such date. See “Management and Other Agreements” in the accompanying prospectus
[7]	“Other expenses” are based on estimated amounts for the current fiscal year and include our overhead expenses, including payments under our administration agreement based on our allocable portion of overhead and other expenses incurred by Saratoga Investment Advisors in performing its obligations under the administration agreement. See “Administration Agreement” in the accompanying prospectus.
[8]
(8)	This figure includes all of the fees and expenses of our wholly owned subsidiaries, the SBIC Subsidiaries and Saratoga Investment Funding II LLC, except SLF JV. As SLF JV is structured as a private joint venture, with control and management shared equally between us and TJHA, no management fees are paid by SLF JV. Furthermore, this table reflects all of the fees and expenses borne by us with respect to our investment in Saratoga CLO.

[9]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[10]
(2)	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.